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 T. ROWE PRICE
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 Taxable Fixed Income Funds

 Supplement to prospectuses dated October 1, 1996
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 Effective immediately, the wire address for opening a new account, shown in
 Section 4 of each prospectus, is revised to read:
    PNC Bank, N.A. (Pittsburgh)
    ABA# 043000096
    T. Rowe Price [fund name]
    Account# 1004397951
    account name and account number
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 The date of this supplement is July 14, 1997.
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This supplement applies to the following T. Rowe Price funds: Corporate Income
Fund, Inc., GNMA Fund, High Yield Fund, Inc., New Income Fund, Inc., Personal Strategy Funds, Inc., Prime Reserve Fund, Inc., Short-Term Bond Fund, Inc., Short-Term U.S. Government Fund, Inc., and U.S. Treasury Funds, Inc.

                                                              C22-041 7/14/97
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